UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated:  August 15, 2001



Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     38

Form 13F Information Table Value Total:     $272,404
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE




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                                                  FORM 13F INFORMATION TABLE




                                                        Value     Shares/   Sh/   Put/  Invstmt   Other     Voting Authority
    Name of Issuer     Title of Class      CUSIP      (x$1000)    PrnAmt    Prn   Call  Discretn  Managers   Sole  Shared None





3-DIM. PHARMACEUTICALS  COM      88554W104    24,849  2,585,731          SH         Sole        0  2,585,731
ACTIVE POWER INC        COM      00504W100    16,413    983,984          SH         Sole        0    983,984

AIRSPAN NETWORKS INC    COM      00950H102     4,591  1,510,253          SH         Sole        0  1,510,253

APPLE COMPUTER INC      COM      037833100     1,628     70,000          SH         Sole        0     70,000

AVANT IMMUNTHRPTCS INC  COM      053491106     5,085    899,954          SH         Sole        0    899,954

BIOTRANSPLANT INC       COM      09066Y107     6,301    813,024          SH         Sole        0    813,024

BROADBASE SOFTWARE      COM      11130R100       181     90,739          SH         Sole        0     90,739

BROCADE COMMUNIC SYS    COM      111621108     2,194     49,870          SH         Sole        0     49,870

CAPSTONE TURBINE CORP   COM      14067D102    63,471  2,873,313          SH         Sole        0  2,873,313

COMMERCE ONE INC DEL    COM      200693109     9,281  1,589,249          SH         Sole        0  1,589,249

COMPUTER ASSOC INTL INC COM      204912109     3,143     87,300          SH         Sole        0     87,300

CYBERONICS INC          COM      23251P102    22,526  1,332,886          SH         Sole        0  1,332,886

DIACRIN INC             COM      25243N103     3,335  1,755,087          SH         Sole        0  1,755,087

DIVERSA CORP            COM      255064107    34,248  1,683,787          SH         Sole        0  1,683,787

DYAX CORP               COM      26746E103     7,203    379,126          SH         Sole        0    379,126

GENAERA CORPORATION     COM      36867G100     1,432    298,934          SH         Sole        0    298,934

GENZYME CP-BIOSURGERY   COM      372917708       248     30,016          SH         Sole        0     30,016

GENZYME CP-MOLECULAR    COM      372917500     1,562    115,265          SH         Sole        0    115,265

HUMAN GENOME SCIENC INC COM      444903108       325      5,390          SH         Sole        0      5,390

INSTINET GROUP INC      COM      457750107     1,698     91,100          SH         Sole        0     91,100

IVILLAGE INC            COM      46588H105     2,637  1,818,885          SH         Sole        0  1,818,885

JABIL CIRCUIT INC       COM      466313103     2,177     70,550          SH         Sole        0     70,550

JUNIPER NETWORKS INC    COM      48203R104     1,300     41,800          SH         Sole        0     41,800

MEMBERWORKS INC         COM      586002107     3,429    148,200          SH         Sole        0    148,200

METAWAVE COMMUNIC CP    COM      591409107       202     38,826          SH         Sole        0     38,826

MICRON TECHNOLOGY INC   COM      595112103     2,396     58,300          SH         Sole        0     58,300

MICROSOFT CORP          COM      594918104     2,504     34,300          SH         Sole        0     34,300

MIRANT CORP             COM      604675108     2,580     75,000          SH         Sole        0     75,000

MISSION RESOURCES CORP  COM      605109107     9,320  1,378,690          SH         Sole        0  1,378,690

MUSICMAKER COM INC      COM      62757C207       364    166,315          SH         Sole        0    166,315

ONE SOURCE INFO SVC INC COM      68272J106     4,680    557,200          SH         Sole        0    557,200

SILICON LABORAT INC     COM      826919102     5,936    268,582          SH         Sole        0    268,582

SPRINT CORP             COM      852061100     1,538     72,000          SH         Sole        0     72,000

GAP INC DEL             COM      364760108     2,175     75,000          SH         Sole        0     75,000

VERSICOR INC            COM      925314106     7,707    614,555          SH         Sole        0    614,555

VIROPHARMA INC          COM      928241108     6,367    187,254          SH         Sole        0    187,254

VISTA INFO SOLUTIONS    COM      928365204     5,602    714,484          SH         Sole        0    714,484

XCARE NET INC           COM      98388Y101       776     57,518          SH         Sole        0     57,518





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